(LOSS) EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(LOSS) EARNINGS PER SHARE
(Loss) Profit for the year attributable to the owners of the Company for the purpose of calculating (loss) earnings per share	$ 21,801	$ 25,653	$ (41,248)
Weighted average number of ordinary shares for the purpose of calculating (loss) earnings per share (Note)	576,727,000	557,400,000	557,400,000
Weighted average number of ordinary shares for the purpose of calculating diluted (loss) earnings per share (Note)			0
Diluted (USD)	$ 0.04	$ 0.05	$ (0.07)
Potential ordinary shares in issue	0	0	0